Offerings	Jul. 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities and Subordinated Debt Securities of Phillips 66
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities and Subordinated Debt Securities of Phillips 66 Company
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, Phillips 66 hereby defers payment of the registration fee required in connection with this Registration Statement, which will be paid on a pay-as-you-go
basis.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of the Senior Debt Securities of Phillips 66 by Phillips 66 Company
Amount of Registration Fee	$ 0
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
Phillips 66 is registering under this Registration Statement all guarantees and other obligations that it may have with respect to the senior and subordinated debt securities that may be issued by Phillips 66 Company. Phillips 66 Company is registering under this Registration Statement all guarantees and other obligations that it may have with respect to the senior debt securities that may be issued by Phillips 66. No separate consideration will be received for such guarantees or any other such obligations. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees or obligations.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of the Senior Debt Securities of Phillips 66 Company by Phillips 66
Amount of Registration Fee	$ 0
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
Phillips 66 is registering under this Registration Statement all guarantees and other obligations that it may have with respect to the senior and subordinated debt securities that may be issued by Phillips 66 Company. Phillips 66 Company is registering under this Registration Statement all guarantees and other obligations that it may have with respect to the senior debt securities that may be issued by Phillips 66. No separate consideration will be received for such guarantees or any other such obligations. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees or obligations.

Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of the Subordinated Debt Securities of Phillips 66 Company by Phillips 66
Amount of Registration Fee	$ 0
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of senior and subordinated debt securities, common stock, preferred stock, warrants, depositary shares, stock purchase contracts and stock purchase units of Phillips 66 and senior and subordinated debt securities of Phillips 66 Company as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
Phillips 66 is registering under this Registration Statement all guarantees and other obligations that it may have with respect to the senior and subordinated debt securities that may be issued by Phillips 66 Company. Phillips 66 Company is registering under this Registration Statement all guarantees and other obligations that it may have with respect to the senior debt securities that may be issued by Phillips 66. No separate consideration will be received for such guarantees or any other such obligations. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees or obligations.